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February 5, 1997

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

Re:  SAFECO Money Market Trust
     1933 Act File No. 2-25272
     1940 Act File No. 811-3347

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I certify that (i) the form of No-Load Class Shares Prospectus and No-Load Class Shares Statement of Additional Information dated January 31, 1997 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement and (ii) the text of the most recent registration statement was filed electronically on January 31, 1997.

Sincerely,

Mark A. Chapleau
Counsel